Expected credit loss measurement	12 Months Ended
Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Additional information

Note 23 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses were USD 78 million in 2019, reflecting net credit loss expenses of USD 100 million related to credit-impaired (stage 3) positions, partly offset by USD 22 million of net releases in expected credit loss expense allowances from stage 1 and 2 positions.

In the Investment Bank, increased stage 1 and 2 ECL allowances and provisions recognized over the year primarily related to loans and credit facilities originated during 2019 and to changes in credit quality of existing assets, partly offset by a change in the applied credit risk models. In Personal & Corporate Banking and Global Wealth Management, ECL allowances and provisions slightly decreased over the year, primarily attributable to a minor improvement in book quality following continued positive developments of selected economic input data.

Stage 3 net losses of USD 100 million were recognized across a number of defaulted positions, mainly in Personal & Corporate Banking (USD 44 million) and, to a lesser extent, in the Investment Bank (USD 26 million) and Global Wealth Management (USD 23 million).

Note 23 Expected credit loss measurement (continued)

b) Changes to ECL models, scenarios, scenario weights and key inputs

Refer to Note 1a for information about the principles governing ECL models, scenarios, scenario weights and key inputs applied. In addition to the quarterly updates of market and behavioral data, which are relevant input factors to the credit rating methodology and the estimation of the probability of default (PD) and the loss given default (LGD), one significant change was applied to the models used to calculate ECLs for large corporate clients in the Investment Bank. During 2019, the data set was refreshed and aligned with the process applied to regulatory stress testing in the US, which resulted in a net release in expected credit loss expense allowances and provisions from stage 1 and 2 positions of USD 20 million. For portfolios where internal default data is insufficient for modeling purposes, UBS relies on external data providers.

Four scenarios and the related macroeconomic factors were reviewed in the fourth quarter of 2019 in light of the economic and political conditions prevailing at year-end. The selection of the three hypothetical scenarios remained essentially unchanged, although the narrative of the severe downside scenario was updated to include additional risks. The key aspects of the narrative for the scenarios are summarized below.

–The baseline scenario assumes continued growth in all key markets, albeit at a slower rate than in 2019. As a consequence, unemployment rates are not expected to fall noticeably, except in the US. Interest rates remain at low levels in line with the central bank policies pursued in the eurozone, Switzerland and in the US.

–The upside scenario assumes continued accommodative central bank policies in developed economies and a gradual decline of geopolitical and economic uncertainty. Underlying macroeconomic conditions improve, and asset values increase substantially.

–The mild downside scenario is based on a monetary policy tightening assumption, implemented by major central banks to deflate a potential asset price bubble, thus causing a mild recession.

–The narrative for the severe downside scenario, which during 2019 focused primarily on developments in the eurozone, has been broadened to cover a severe recessionary phase affecting all major economies. A wide-ranging slowdown is mainly caused by global trade tensions and debt sustainability concerns in Europe. Trade and business confidence are affected, being particularly felt in the key export markets for Swiss industry.

In each quarter the bases to which scenario-specific forecasts are applied, and the baseline forecast itself, were updated using the most recently available information (key macroeconomic data and relevant market indicators). The key forward-looking macroeconomic variables applied to the four scenarios as of 31 December 2019 are summarized in the table on the following page.

The determination of scenario weights is subject to the process and governance outlined in Note 1a item 3g. An econometric model is used to provide input into the scenario weight assessment process. The model output gives a first estimate of the probability that the GDP assumptions used for each scenario materialize, according to the historically observed deviations of GDP growth from trend growth. Since the probability estimates produced by the model do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations, and applies judgment in determining the final scenario weights. The reviews during 2019 reflected the increasing probability of a weakening economy in key markets, after a long spell of substantial expansion, and the uncertainties about the influence that several political developments with unforeseeable outcomes may have on future growth. At year-end 2019, management reflected these developments by giving more weight to the severe downside scenario compared with 31 December 2018.

Non-linearity of credit losses in relation to macroeconomic factors is usually most pronounced in portfolios that are most sensitive to interest rates, especially in the areas of mortgage loans to private clients and real estate financing. The mild downside scenario therefore reflects a significant rise in interest rates as a key component and is also particularly relevant for credit risk management purposes.

As noted above, scenario weights are a reflection of risks identified during management’s assessment of economic and geopolitical risks and not a specific expectation that a particular narrative with its defined macroeconomic factors (e.g., interest rates) will materialize. Other scenarios for a mild downside with less focus on interest rates would, however, not have been representative of the potential asymmetry of loan losses in a downturn. A more severe recession can be triggered by political factors that cannot be modeled based on observed history; given this consideration, the weight assigned to the severe downside case was also based on management’s assessment of the geopolitical risks that might affect all of our key markets and portfolios.

ECL scenario

Assigned weights in %

31.12.19

31.12.18

Upside

7.5

10.0

Baseline

42.5

45.0

Mild downside

35.0

35.0

Severe downside

15.0

10.0

	One year				Three years cumulative
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	4.3	1.9	(0.5)	(6.4)	10.9	6.4	0.0	(4.3)
Eurozone	3.6	1.0	(0.3)	(9.1)	9.5	2.8	0.7	(10.8)
Switzerland	4.2	1.5	(0.8)	(7.0)	10.4	4.8	(0.1)	(6.2)
Consumer price index (% change)
United States	3.1	1.8	4.9	(1.2)	8.6	6.2	11.1	0.4
Eurozone	2.1	1.3	2.8	(1.3)	6.7	4.3	6.2	(1.7)
Switzerland	1.5	0.8	1.8	(1.8)	5.5	2.7	4.2	(1.6)
Unemployment rate (change, percentage points)
United States	(0.9)	(0.4)	0.3	5.7	(0.9)	(0.5)	0.7	5.6
Eurozone	(1.4)	(0.1)	0.6	5.6	(1.9)	(0.2)	1.0	7.9
Switzerland	(0.3)	0.1	0.5	2.6	(0.8)	0.3	1.2	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	61.0	0.2	187.5	(100.0)	274.1	10.1	262.5	(75.0)
EUR	65.0	8.4	112.5	(30.0)	221.7	28.2	225.0	(20.0)
CHF	73.0	9.5	187.5	(70.0)	283.0	30.0	262.5	(35.0)
Equity indices (% change)
S&P 500	14.8	3.5	(20.3)	(53.0)	42.7	9.5	(23.5)	(42.9)
EuroStoxx 50	17.0	0.5	(15.5)	(60.0)	44.3	4.4	(14.7)	(52.9)
SPI	13.9	1.4	(19.0)	(56.2)	42.2	5.3	(24.0)	(46.8)
Swiss real estate (% change)
Single-Family Homes	4.5	0.1	(7.3)	(15.2)	14.1	2.3	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	6.2	4.0	(4.0)	(13.3)	17.7	16.7	(11.9)	(23.4)
Eurozone (House Price Index)	4.9	1.2	(1.2)	(23.0)	15.4	2.2	(6.8)	(33.2)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:

–origination of new instruments during the period;

–effect of passage of time as the ECLs on an instrument for the remaining lifetime reduces (all other factors remaining the same);

–discount unwind within ECLs as it is measured on a present value basis;

–derecognition of instruments in the period;

–change in individual asset quality of instruments;

–portfolio effect of updating forward-looking scenarios and the respective weights;

–movements from a “maximum 12-month ECL” to the recognition of “lifetime ECLs” (and vice versa) following transfers between stages 1 and 2;

–movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and probability of default (PD) increases to 100% (or vice versa);

–changes in credit risk and/or economic forecasting models or updates to model parameters; and

–foreign exchange translations for assets denominated in foreign currencies and other movements.

The following table explains the changes in the ECL allowances and provisions for on- and off-balance sheet financial instruments and other credit lines in scope of ECL requirements between the beginning and the end of the period due to the factors listed on the previous page.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
ECL movements due to stage transfer[1]	0	(96)	103	(8)
Net movement from new and derecognized transactions[2]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Book quality movements	(52)	141	(97)	(96)
Remeasurements due to stage transfers[3]	(125)	110	(138)	(97)
of which: Private clients with mortgages	(5)	70	(74)	(1)
of which: Real estate financing	5	21	(16)	0
of which: Large corporate clients	(45)	1	(11)	(35)
of which: SME clients	(64)	6	(17)	(53)
Remeasurements without stage transfers[4]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model and methodology changes[5]	26	17	9	0
Total ECL movements with profit or loss impact[6]	(78)	(4)	25	(100)
Other allowance and provision movements	105	(1)	(2)	108
Write-offs / recoveries[7]	130	0	0	130
Reclassifications[8]	0	0	0	0
Foreign exchange movements[9]	(8)	(1)	(2)	(4)
Other	(19)	0	0	(18)
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. Refer to Note 23b for more information. 6 Includes ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes and model and methodology changes. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer[1]	0	(97)	95	2
Net movement from new and derecognized transactions[2]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[3]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[4]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[5]	(13)	(2)	(11)	0
Subtotal ECL movements with profit or loss impact[6]	(104)	(30)	11	(86)
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. 6 UBS has restated ECL movements with profit or loss (P&L) impact to include ECL movements due to stage transfer. This aligns with a change in approach adopted in 2019 to allow for the total ECL P&L impacts by stage to be disclosed, including ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

d) Maximum exposure to credit risk

The tables on the following pages provide the Group’s maximum exposure to credit risk for financial instruments subject to ECL requirements and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.19
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[2]	12.4		0.0						12.4
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[3,4]	23.3					14.4			8.9
Loans and advances to customers[5]	326.8	18.4	101.4	174.7	17.1			1.1	14.0
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.1
Total financial assets measured at amortized cost	576.8	18.6	179.4	174.7	24.3	14.4	0.0	1.1	164.4
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	583.2	18.6	179.4	174.7	24.3	14.4	0.0	1.1	170.7
Guarantees[6]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[6]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	35.1	0.3	8.3	4.9	3.6			0.0	17.9
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	82.3	1.5	14.9	6.3	11.0	0.0	0.2	2.8	45.7
Maximum exposure to credit risk (continued)
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.9		0.1						16.8
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	320.4	17.0	104.4	167.1	16.2		0.0	1.2	14.3
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				20.9
Total financial assets measured at amortized cost	587.1	17.2	197.4	167.2	19.9	14.5	0.0	1.2	169.8
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	593.8	17.2	197.4	167.2	19.9	14.5	0.0	1.2	176.5
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	36.6	1.1	6.5	4.2	3.9				21.0
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	86.8	2.8	12.7	5.8	10.8	0.0	0.2	3.4	51.0
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

e) Financial assets subject to credit risk by rating category

The table below shows the credit quality and the maximum exposure to credit risk based on the Group’s internal credit rating system and year-end stage classification. With the transition to IFRS 9, the credit risk rating reflects the Group’s assessment of the probability of default of individual counterparties, prior to substitutions. The amounts presented are gross of impairment allowances.

→Refer to the “Risk management and control” section of this report for more details regarding the Group’s internal grading system

Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,832	1,326	687	298	1	12,454	(6)	12,447
of which: stage 1	309	9,832	1,326	677	228	0	12,371	(4)	12,367
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	174,982	59,240	70,528	18,748	2,308	327,550	(764)	326,786
of which: stage 1	1,744	174,328	56,957	62,435	14,117	0	309,581	(82)	309,499
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,031	1,560	390	7,158	312	672	23,123	(143)	22,980
of which: stage 1	13,031	1,549	381	6,747	280	0	21,988	(35)	21,953
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	215,690	80,354	109,952	22,485	2,981	577,730	(915)	576,815
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on-balance sheet financial instruments	152,120	216,139	80,354	109,994	22,485	2,981	584,075	(915)	583,159
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off-balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	12,459	6,231	7,169	8,554	46	35,092	(34)
of which: stage 1	628	12,422	6,120	6,789	7,889	0	33,848	(17)
of which: stage 2	4	37	111	380	665	0	1,197	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	13,858	7,101	7,801	8,913	50	38,381	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,462	1,347	927	307	3	16,875	(7)	16,868
of which: stage 1	829	13,462	1,347	763	268	0	16,669	(4)	16,666
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)
Receivables from securities financing transactions	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
of which: stage 1	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
Loans and advances to customers	3,642	172,742	52,566	73,863	16,014	2,297	321,124	(772)	320,352
of which: stage 1	3,621	172,002	49,277	62,305	11,111	0	298,316	(69)	298,248
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,357
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	676	313	7,460	274	586	22,718	(155)	22,563
of which: stage 1	13,409	676	313	7,235	272	0	21,905	(43)	21,862
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	478
Total financial assets measured at amortized cost	155,716	226,310	73,110	112,155	17,861	2,886	588,039	(937)	587,104
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on-balance sheet financial instruments	159,605	229,012	73,110	112,231	17,861	2,886	594,706	(937)	593,771
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	979	6,673	3,859	5,415	1,006	215	18,147	(43)
of which: stage 1	978	6,670	3,849	5,012	811		17,320	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,479	4,404	55	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,296	4,019	1	30,590	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	251	0	0	936	0
Total off-balance sheet financial instruments	3,092	18,850	10,528	12,145	5,410	270	50,295	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	10,899	5,282	11,499	8,084	93	36,633	(35)
of which: stage 1	768	10,871	5,152	10,727	7,603		35,121	(19)
of which: stage 2	8	28	130	772	481	0	1,419	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	902	154	21	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			21	21	0
Total other credit lines	803	12,245	6,171	12,401	8,238	114	39,972	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

f) Credit-impaired financial instruments at amortized cost

The credit risk in the Group’s portfolio is actively managed by taking collateral against exposures and by utilizing credit hedging. Collateral held against credit-impaired loan exposures (stage 3) mainly consisted of real estate and securities. It is the Group’s policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2019 and 2018 amounted to USD 86 million and USD 60 million, respectively. The firm seeks to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. Financial assets that are credit-impaired and related collateral held in order to mitigate potential losses are shown in the table below.

USD million	31.12.19
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	1	(1)	0	0
Loans and advances to customers	2,308	(559)	1,749	1,698
of which: Private clients with mortgages	1,000	(41)	959	959
of which: Real estate financing	21	(4)	17	13
of which: Large corporate clients	192	(98)	94	77
of which: SME clients	791	(271)	521	461
of which: Lombard	116	(18)	98	89
Other financial assets measured at amortized cost	672	(95)	576	22
Total credit-impaired financial assets measured at amortized cost	2,981[1]	(655)[1]	2,326	1,720

Guarantees	82	(33)		10
of which: Large corporate clients	24	(9)		8
of which: SME clients	58	(23)		2
Loan commitments	50	0		12
Committed unconditionally revocable credit lines	46	0		5
Irrevocable committed prolongation of existing loans	4	0		0
Total off-balance sheet financial instruments and other credit lines	182[1]	(33)[1]		27
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

g) Sensitivity information

As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.

ECL model

The models applied to determine point in time probability of default (PD) and loss given default (LGD) rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments. The risk sensitivities for each of the IFRS 9 reporting segments to such factors have been summarized in Note 10.

Emerging new systematic risk factors may not be sufficiently taken into account by existing models and may affect the responsiveness thereof to a changing environment. This risk is deemed to be immaterial and is monitored through regular model review processes. It is deemed to be of less importance in particular for the large books of mortgage loans, where risk drivers tend to be stable.

Statistically derived models, which perform well on a reasonably sized and homogeneous portfolio, may show weakness in smaller-sized sub-portfolios, for which other or differently weighted factors may be more relevant criteria. Where risk experts conclude that the output of a general model is not in line with what they would have expected for a specific portfolio segment, and that this would be material for ECL, the use of overlays would be recommended, based on management judgment.

ECL estimations for segments where the PD is homogeneous, but the credit exposure is not, may prove to be inaccurate – even though all parameters have been accurately predicted – as the actual amount of loss depends on the exposure of the position that defaulted. This observation is less relevant for retail-type portfolios with smaller individual exposures from mortgage loans or financing of small and medium-sized corporate clients (SME), but may become important for the large corporate client portfolios in the Investment Bank and Personal & Corporate Banking.

Forward-looking scenarios

Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that reflect the key risk drivers of a credit portfolio.

As forecasting models are complex, due to the combination of multiple factors, simple what-if analyses involving a change of individual parameters do not necessarily provide realistic information on the exposure of segments to changes in the macroeconomy. Portfolio-specific analyses based on their key risk factors would also not be meaningful, as potential compensatory effects in other segments would be ignored. The table below indicates some sensitivities to ECLs if a key macroeconomic variable for the forecasting period is amended across all scenarios with all other factors remaining unchanged.

USD million	Baseline	Upside	Mild downside	Severe downside	Weighted average
Change in key parameters
Fixed income: 10-year government bonds (absolute change)
–1.00%	0.34	(0.52)	(25.25)	(0.21)	(7.69)
–0.25%	0.06	(0.31)	(7.72)	(0.11)	(2.31)
+0.25%	(0.02)	0.47	7.75	0.12	2.18
+1.00%	3.34	4.03	36.65	0.11	13.35
Unemployment rate (absolute change)
–1.00%	(6.72)	(4.79)	(26.41)	(54.97)	(18.02)
–0.25%	(2.00)	(1.45)	(7.79)	(16.20)	(5.43)
+0.25%	2.26	1.65	8.74	17.31	5.99
+1.00%	8.56	5.93	36.27	73.04	24.36
Real GDP growth (relative change)
–1.00%	2.50	2.42	2.42	1.01	2.19
+1.00%	(2.79)	(1.47)	(2.47)	(1.01)	(2.37)
House Price Index (relative change)
–5.00%	1.00	0.59	4.67	9.50	3.06
–1.00%	0.21	0.13	0.85	1.89	0.56
+1.00%	(0.16)	(0.09)	(0.90)	(2.16)	(0.54)
+5.00%	(0.25)	(0.42)	(4.66)	(8.51)	(2.52)

Sensitivities at a Group level can be more meaningfully assessed in the context of coherent scenarios with consistently developed macroeconomic factors. The table on the previous page outlines favorable and unfavorable effects based on reasonably possible alternative changes to the economic conditions on ECL for stage 1 and stage 2 positions by disclosing for each scenario (see item b in this Note) and material portfolio the corresponding ECL output. The effect of applying scenarios is not linear across the portfolio, with a significant impact observed in the mortgage loan books, as the potential effect of rising interest rates manifests itself in the mild downside scenario, while high unemployment rates combined with a marked correction of house prices contribute to high expected losses in the severe downside scenario.

The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter. Changes to these timelines may have an effect on ECLs: depending on the cycle, a longer or shorter forecasting horizon will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for UBS, as a large proportion of loans, including mortgages in Switzerland, have maturities that are within the forecasting horizon.

Scenario weights

ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to the baseline scenario, highlighting the non-linearity of credit losses.

As shown in the table on the bottom of this page, the ECL for stage 1 and stage 2 positions would have been USD 234 million (31 December 2018: USD 237 million) instead of USD 341 million (31 December 2018: USD 359 million) if ECL had been determined solely on the baseline scenario. The weighted average ECL therefore amounts to 149% (31 December 2018: 152%) of the baseline value.

Stage allocation and SICR

The determination of what constitutes a significant increase in credit risk (SICR) is based on management judgment as explained in Note 1a. Changing the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any scenario.

The relevance of the SICR trigger on overall ECL is demonstrated in the table below with the indication that the ECL for stage 1 and stage 2 positions would have been USD 713 million if all non-impaired positions across the portfolio had been measured for lifetime ECLs irrespective of their actual SICR status.

Maturity profile

The maturity profile of the assets is an important driver for changes in ECL due to transfers to stage 2. The current maturity profile of most lending books is relatively short; hence a movement to stage 2 may have a limited effect on ECLs. A significant portion of our lending to SMEs is documented under frame credit agreements, which allow for various forms of utilization but are unconditionally cancelable by UBS at any time. The relevant maturity for drawings under such agreements with a fixed maturity is the respective term, or a maximum of 12 months in stage 1. For unused credit lines and all drawings that have no fixed maturity (e.g., current accounts), UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products is sensitive to shortening or extending the maturity assumption.

	Actual ECL allowances and provisions (as per Note 10)		Pro forma ECL allowances and provisions, assuming application of 100% weighting								Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Upside		Mild downside		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	73	248	32	100	27	84	107	336	179	562	191	646
Real estate financing	55	169	35	100	28	81	61	175	128	368	82	251
Large corporate clients	48	151	32	100	28	87	39	120	106	329	95	296
SME clients	51	112	45	100	42	93	55	121	67	147	93	205
Other segments	113	127	90	100	78	87	126	140	166	185	252	283
Total	341	149	234	100	203	87	387	166	646	276	713	312

UBS AG
Disclosure Of Provision Matrix [Line Items]
Disclosure Of Financial Assets Explanatory

Additional information

Note 23 Expected credit loss measurement

a) Expected credit losses in the period

Total net credit loss expenses were USD 78 million in 2019, reflecting net credit loss expenses of USD 100 million related to credit-impaired (stage 3) positions, partly offset by USD 22 million of net releases in expected credit loss expense allowances from stage 1 and 2 positions.

In the Investment Bank, increased stage 1 and 2 ECL allowances and provisions recognized over the year primarily related to loans and credit facilities originated during 2019 and to changes in credit quality of existing assets, partly offset by a change in the applied credit risk models. In Personal & Corporate Banking and Global Wealth Management, ECL allowances and provisions slightly decreased over the year, primarily attributable to a minor improvement in book quality following continued positive developments of selected economic input data.

Stage 3 net losses of USD 100 million were recognized across a number of defaulted positions, mainly in Personal & Corporate Banking (USD 44 million) and, to a lesser extent, in the Investment Bank (USD 26 million) and Global Wealth Management (USD 23 million).

b) Changes to ECL models, scenarios, scenario weights and key inputs

Refer to Note 1a for information about the principles governing ECL models, scenarios, scenario weights and key inputs applied. In addition to the quarterly updates of market and behavioral data, which are relevant input factors to the credit rating methodology and the estimation of the probability of default (PD) and the loss given default (LGD), one significant change was applied to the models used to calculate ECLs for large corporate clients in the Investment Bank. During 2019, the data set was refreshed and aligned with the process applied to regulatory stress testing in the US, which resulted in a net release in expected credit loss expense allowances and provisions from stage 1 and 2 positions of USD 20 million. For portfolios where internal default data is insufficient for modeling purposes, UBS AG relies on external data providers.

Four scenarios and the related macroeconomic factors were reviewed in the fourth quarter of 2019 in light of the economic and political conditions prevailing at year-end. The selection of the three hypothetical scenarios remained essentially unchanged, although the narrative of the severe downside scenario was updated to include additional risks. The key aspects of the narrative for the scenarios are summarized below.

–The baseline scenario assumes continued growth in all key markets, albeit at a slower rate than in 2019. As a consequence, unemployment rates are not expected to fall noticeably, except in the US. Interest rates remain at low levels in line with the central bank policies pursued in the eurozone, Switzerland and in the US.

–The upside scenario assumes continued accommodative central bank policies in developed economies and a gradual decline of geopolitical and economic uncertainty. Underlying macroeconomic conditions improve, and asset values increase substantially.

–The mild downside scenario is based on a monetary policy tightening assumption, implemented by major central banks to deflate a potential asset price bubble, thus causing a mild recession.

–The narrative for the severe downside scenario, which during 2019 focused primarily on developments in the eurozone, has been broadened to cover a severe recessionary phase affecting all major economies. A wide-ranging slowdown is mainly caused by global trade tensions and debt sustainability concerns in Europe. Trade and business confidence are affected, being particularly felt in the key export markets for Swiss industry.

In each quarter the bases to which scenario-specific forecasts are applied, and the baseline forecast itself, were updated using the most recently available information (key macroeconomic data and relevant market indicators). The key forward-looking macroeconomic variables applied to the four scenarios as of 31 December 2019 are summarized in the table on the following page.

The determination of scenario weights is subject to the process and governance outlined in Note 1a item 3g. An econometric model is used to provide input into the scenario weight assessment process. The model output gives a first estimate of the probability that the GDP assumptions used for each scenario materialize, according to the historically observed deviations of GDP growth from trend growth. Since the probability estimates produced by the model do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations, and applies judgment in determining the final scenario weights. The reviews during 2019 reflected the increasing probability of a weakening economy in key markets, after a long spell of substantial expansion, and the uncertainties about the influence that several political developments with unforeseeable outcomes may have on future growth. At year-end 2019, management reflected these developments by giving more weight to the severe downside scenario compared with 31 December 2018.

Non-linearity of credit losses in relation to macroeconomic factors is usually most pronounced in portfolios that are most sensitive to interest rates, especially in the areas of mortgage loans to private clients and real estate financing. The mild downside scenario therefore reflects a significant rise in interest rates as a key component and is also particularly relevant for credit risk management purposes.

As noted above, scenario weights are a reflection of risks identified during management’s assessment of economic and geopolitical risks and not a specific expectation that a particular narrative with its defined macroeconomic factors (e.g., interest rates) will materialize. Other scenarios for a mild downside with less focus on interest rates would, however, not have been representative of the potential asymmetry of loan losses in a downturn. A more severe recession can be triggered by political factors that cannot be modeled based on observed history; given this consideration, the weight assigned to the severe downside case was also based on management’s assessment of the geopolitical risks that might affect all of our key markets and portfolios.

ECL scenario

Assigned weights in %

31.12.19

31.12.18

Upside

7.5

10.0

Baseline

42.5

45.0

Mild downside

35.0

35.0

Severe downside

15.0

10.0

	One year				Three years cumulative
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	4.3	1.9	(0.5)	(6.4)	10.9	6.4	0.0	(4.3)
Eurozone	3.6	1.0	(0.3)	(9.1)	9.5	2.8	0.7	(10.8)
Switzerland	4.2	1.5	(0.8)	(7.0)	10.4	4.8	(0.1)	(6.2)
Consumer price index (% change)
United States	3.1	1.8	4.9	(1.2)	8.6	6.2	11.1	0.4
Eurozone	2.1	1.3	2.8	(1.3)	6.7	4.3	6.2	(1.7)
Switzerland	1.5	0.8	1.8	(1.8)	5.5	2.7	4.2	(1.6)
Unemployment rate (change, percentage points)
United States	(0.9)	(0.4)	0.3	5.7	(0.9)	(0.5)	0.7	5.6
Eurozone	(1.4)	(0.1)	0.6	5.6	(1.9)	(0.2)	1.0	7.9
Switzerland	(0.3)	0.1	0.5	2.6	(0.8)	0.3	1.2	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	61.0	0.2	187.5	(100.0)	274.1	10.1	262.5	(75.0)
EUR	65.0	8.4	112.5	(30.0)	221.7	28.2	225.0	(20.0)
CHF	73.0	9.5	187.5	(70.0)	283.0	30.0	262.5	(35.0)
Equity indices (% change)
S&P 500	14.8	3.5	(20.3)	(53.0)	42.7	9.5	(23.5)	(42.9)
EuroStoxx 50	17.0	0.5	(15.5)	(60.0)	44.3	4.4	(14.7)	(52.9)
SPI	13.9	1.4	(19.0)	(56.2)	42.2	5.3	(24.0)	(46.8)
Swiss real estate (% change)
Single-Family Homes	4.5	0.1	(7.3)	(15.2)	14.1	2.3	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	6.2	4.0	(4.0)	(13.3)	17.7	16.7	(11.9)	(23.4)
Eurozone (House Price Index)	4.9	1.2	(1.2)	(23.0)	15.4	2.2	(6.8)	(33.2)

c) Development of ECL allowances and provisions

The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:

–origination of new instruments during the period;

–effect of passage of time as the ECLs on an instrument for the remaining lifetime reduces (all other factors remaining the same);

–discount unwind within ECLs as it is measured on a present value basis;

–derecognition of instruments in the period;

–change in individual asset quality of instruments;

–portfolio effect of updating forward-looking scenarios and the respective weights;

–movements from a “maximum 12-month ECL” to the recognition of “lifetime ECLs” (and vice versa) following transfers between stages 1 and 2;

–movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and probability of default (PD) increases to 100% (or vice versa);

–changes in credit risk and/or economic forecasting models or updates to model parameters; and

–foreign exchange translations for assets denominated in foreign currencies and other movements.

The following table explains the changes in the ECL allowances and provisions for on- and off-balance sheet financial instruments and other credit lines in scope of ECL requirements between the beginning and the end of the period due to the factors listed on the previous page.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
ECL movements due to stage transfer[1]	0	(96)	103	(8)
Net movement from new and derecognized transactions[2]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Book quality movements	(52)	141	(97)	(96)
Remeasurements due to stage transfers[3]	(125)	110	(138)	(97)
of which: Private clients with mortgages	(5)	70	(74)	(1)
of which: Real estate financing	5	21	(16)	0
of which: Large corporate clients	(45)	1	(11)	(35)
of which: SME clients	(64)	6	(17)	(53)
Remeasurements without stage transfers[4]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model and methodology changes[5]	26	17	9	0
Total ECL movements with profit or loss impact[6]	(78)	(4)	25	(100)
Other allowance and provision movements	105	(1)	(2)	108
Write-offs / recoveries[7]	130	0	0	130
Reclassifications[8]	0	0	0	0
Foreign exchange movements[9]	(8)	(1)	(2)	(4)
Other	(19)	0	0	(18)
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. Refer to Note 23b for more information. 6 Includes ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes and model and methodology changes. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

The following table explains the changes in the ECL allowances and provisions for Loans and advances to customers, Loans to financial advisors and off-balance sheet financial instruments and other credit lines between the beginning and the end of the period.

	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer[1]	0	(97)	95	2
Net movement from new and derecognized transactions[2]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[3]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[4]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[5]	(13)	(2)	(11)	0
Subtotal ECL movements with profit or loss impact[6]	(104)	(30)	11	(86)
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. 6 UBS has restated ECL movements with profit or loss (P&L) impact to include ECL movements due to stage transfer. This aligns with a change in approach adopted in 2019 to allow for the total ECL P&L impacts by stage to be disclosed, including ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

d) Maximum exposure to credit risk

The tables on the following pages provide UBS AG’s maximum exposure to credit risk for financial instruments subject to ECL requirements and the respective collateral and other credit enhancements mitigating credit risk for these classes of financial instruments.

The maximum exposure to credit risk includes the carrying amounts of financial instruments recognized on the balance sheet subject to credit risk and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements, such as credit derivative contracts and guarantees, are included at their notional amounts. Both are capped at the maximum exposure to credit risk for which they serve as security. The “Risk management and control” section of this report describes management’s view of credit risk and the related exposures, which can differ in certain respects from the requirements of IFRS.

Maximum exposure to credit risk
	31.12.19
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[2]	12.4		0.0						12.3
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[3,4]	23.3					14.4			8.9
Loans and advances to customers[5]	328.0	19.4	101.4	174.7	17.1			1.1	14.3
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.2
Total financial assets measured at amortized cost	578.0	19.5	179.4	174.7	24.3	14.4	0.0	1.1	164.6
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	584.3	19.5	179.4	174.7	24.3	14.4	0.0	1.1	171.0
Guarantees[6]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[6]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	36.9	0.3	8.3	4.9	3.6			0.0	19.8
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	84.2	1.5	14.9	6.3	11.0	0.0	0.2	2.8	47.6
Maximum exposure to credit risk (continued)
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.6		0.1						16.6
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	321.5	17.7	104.4	167.1	16.2		0.0	1.2	14.8
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				21.0
Total financial assets measured at amortized cost	588.1	17.8	197.4	167.2	19.9	14.5	0.0	1.2	170.2
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	594.8	17.8	197.4	167.2	19.9	14.5	0.0	1.2	176.9
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	38.8	1.1	6.5	4.2	3.9				23.2
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	89.0	2.8	12.7	5.8	10.8	0.0	0.2	3.4	53.2
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

e) Financial assets subject to credit risk by rating category

The table below shows the credit quality and the maximum exposure to credit risk based on the UBS AG’s internal credit rating system and year-end stage classification. With the transition to IFRS 9, the credit risk rating reflects UBS AG’s assessment of the probability of default of individual counterparties, prior to substitutions. The amounts presented are gross of impairment allowances.

→Refer to the “Risk management and control” section of this report for more details regarding UBS AG’s internal grading system

Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,764	1,326	687	298	1	12,386	(6)	12,379
of which: stage 1	309	9,764	1,326	677	228	0	12,303	(4)	12,299
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	176,189	59,240	70,528	18,748	2,308	328,756	(764)	327,992
of which: stage 1	1,744	175,534	56,957	62,435	14,117	0	310,787	(82)	310,705
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,030	1,592	390	7,158	312	672	23,154	(143)	23,012
of which: stage 1	13,030	1,581	381	6,747	280	0	22,019	(35)	21,985
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	216,860	80,354	109,952	22,485	2,981	578,899	(915)	577,985
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on balance sheet financial instruments	152,120	217,309	80,354	109,994	22,485	2,981	585,245	(915)	584,329
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	14,346	6,231	7,169	8,554	46	36,979	(34)
of which: stage 1	632	14,309	6,120	6,789	7,889	0	35,740	(17)
of which: stage 2	0	37	111	380	665	0	1,193	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	15,745	7,101	7,801	8,913	50	40,268	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,286	1,302	922	307	3	16,649	(8)	16,641
of which: stage 1	829	13,286	1,302	758	268	0	16,443	(4)	16,439
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)	0
Receivables from securities financing transactions	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
of which: stage 1	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
Loans and advances to customers	3,641	173,454	52,806	74,042	16,014	2,297	322,255	(772)	321,482
of which: stage 1	3,621	172,714	49,517	62,484	11,111	0	299,448	(69)	299,379
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,355
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	682	316	7,525	274	586	22,792	(156)	22,636
of which: stage 1	13,409	682	316	7,300	272	0	21,979	(43)	21,936
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	477
Total financial assets measured at amortized cost	155,715	226,854	73,308	112,395	17,861	2,886	589,020	(937)	588,081
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on balance sheet financial instruments	159,604	229,556	73,308	112,471	17,861	2,886	595,687	(937)	594,748
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	978	6,673	3,859	5,415	1,006	215	18,146	(43)
of which: stage 1	978	6,670	3,849	5,013	811		17,321	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,480	4,405	53	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,297	4,020	0	30,591	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	254	0	0	939	0
Total off balance sheet financial instruments	3,091	18,850	10,528	12,148	5,411	268	50,296	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	12,426	5,332	12,140	8,084	93	38,851	(35)
of which: stage 1	768	12,398	5,202	11,367	7,603		37,338	(19)
of which: stage 2	8	28	130	773	481	0	1,420	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	901	154	22	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			22	22	0
Total other credit lines	803	13,772	6,221	13,041	8,238	115	42,190	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

f) Credit-impaired financial instruments at amortized cost

The credit risk in UBS AG’s portfolio is actively managed by taking collateral against exposures and by utilizing credit hedging. Collateral held against credit-impaired loan exposures (stage 3) mainly consisted of real estate and securities. It is UBS AG’s policy to dispose of foreclosed real estate as soon as practicable. The carrying amount of foreclosed property recorded in our balance sheet at the end of 2019 and 2018 amounted to USD 86 million and USD 60 million, respectively. The firm seeks to liquidate collateral held in the form of financial assets expeditiously and at prices considered fair. This may require us to purchase assets for our own account, where permitted by law, pending orderly liquidation. Financial assets that are credit-impaired and related collateral held in order to mitigate potential losses are shown in the table below.

USD million	31.12.19
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	1	(1)	0	0
Loans and advances to customers	2,308	(559)	1,749	1,698
of which: Private clients with mortgages	1,000	(41)	959	959
of which: Real estate financing	21	(4)	17	13
of which: Large corporate clients	192	(98)	94	77
of which: SME clients	791	(271)	521	461
of which: Lombard	116	(18)	98	89
Other financial assets measured at amortized cost	672	(95)	576	22
Total credit-impaired financial assets measured at amortized cost	2,981[1]	(655)[1]	2,326	1,720

Guarantees	82	(33)		10
of which: Large corporate clients	24	(9)		8
of which: SME clients	58	(23)		2
Loan commitments	50	0		12
Committed unconditionally revocable credit lines	46	0		5
Irrevocable committed prolongation of existing loans	4	0		0
Total off-balance sheet financial instruments and other credit lines	182[1]	(33)[1]		27
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

g) Sensitivity information

As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.

ECL model

The models applied to determine point in time probability of default (PD) and loss given default (LGD) rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments. The risk sensitivities for each of the IFRS 9 reporting segments to such factors have been summarized in Note 10.

Emerging new systematic risk factors may not be sufficiently taken into account by existing models and may affect the responsiveness thereof to a changing environment. This risk is deemed to be immaterial and is monitored through regular model review processes. It is deemed to be of less importance in particular for the large books of mortgage loans, where risk drivers tend to be stable.

Statistically derived models, which perform well on a reasonably sized and homogeneous portfolio, may show weakness in smaller-sized sub-portfolios, for which other or differently weighted factors may be more relevant criteria. Where risk experts conclude that the output of a general model is not in line with what they would have expected for a specific portfolio segment, and that this would be material for ECL, the use of overlays would be recommended, based on management judgment.

ECL estimations for segments where the PD is homogeneous, but the credit exposure is not, may prove to be inaccurate – even though all parameters have been accurately predicted – as the actual amount of loss depends on the exposure of the position that defaulted. This observation is less relevant for retail-type portfolios with smaller individual exposures from mortgage loans or financing of small and medium-sized corporate clients (SME), but may become important for the large corporate client portfolios in the Investment Bank and Personal & Corporate Banking.

Forward-looking scenarios

Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that reflect the key risk drivers of a credit portfolio.

As forecasting models are complex, due to the combination of multiple factors, simple what-if analyses involving a change of individual parameters do not necessarily provide realistic information on the exposure of segments to changes in the macroeconomy. Portfolio-specific analyses based on their key risk factors would also not be meaningful, as potential compensatory effects in other segments would be ignored. The table below indicates some sensitivities to ECLs if a key macroeconomic variable for the forecasting period is amended across all scenarios with all other factors remaining unchanged.

USD million	Baseline	Upside	Mild downside	Severe downside	Weighted average
Change in key parameters
Fixed income: 10-year government bonds (absolute change)
–1.00%	0.34	(0.52)	(25.25)	(0.21)	(7.69)
–0.25%	0.06	(0.31)	(7.72)	(0.11)	(2.31)
+0.25%	(0.02)	0.47	7.75	0.12	2.18
+1.00%	3.34	4.03	36.65	0.11	13.35
Unemployment rate (absolute change)
–1.00%	(6.72)	(4.79)	(26.41)	(54.97)	(18.02)
–0.25%	(2.00)	(1.45)	(7.79)	(16.20)	(5.43)
+0.25%	2.26	1.65	8.74	17.31	5.99
+1.00%	8.56	5.93	36.27	73.04	24.36
Real GDP growth (relative change)
–1.00%	2.50	2.42	2.42	1.01	2.19
+1.00%	(2.79)	(1.47)	(2.47)	(1.01)	(2.37)
House Price Index (relative change)
–5.00%	1.00	0.59	4.67	9.50	3.06
–1.00%	0.21	0.13	0.85	1.89	0.56
+1.00%	(0.16)	(0.09)	(0.90)	(2.16)	(0.54)
+5.00%	(0.25)	(0.42)	(4.66)	(8.51)	(2.52)

Sensitivities at the UBS AG level can be more meaningfully assessed in the context of coherent scenarios with consistently developed macroeconomic factors. The table on the previous page outlines favorable and unfavorable effects based on reasonably possible alternative changes to the economic conditions on ECL for stage 1 and stage 2 positions by disclosing for each scenario (see item b in this Note) and material portfolio the corresponding ECL output. The effect of applying scenarios is not linear across the portfolio, with a significant impact observed in the mortgage loan books, as the potential effect of rising interest rates manifests itself in the mild downside scenario, while high unemployment rates combined with a marked correction of house prices contribute to high expected losses in the severe downside scenario.

The forecasting horizon is limited to three years, with a model-based mean reversion of PD and LGD assumed thereafter. Changes to these timelines may have an effect on ECLs: depending on the cycle, a longer or shorter forecasting horizon will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for UBS AG, as a large proportion of loans, including mortgages in Switzerland, have maturities that are within the forecasting horizon.

Scenario weights

ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to the baseline scenario, highlighting the non-linearity of credit losses.

As shown in the table on the bottom of this page, the ECL for stage 1 and stage 2 positions would have been USD 234 million (31 December 2018: USD 237 million) instead of USD 341 million (31 December 2018: USD 359 million) if ECL had been determined solely on the baseline scenario. The weighted average ECL therefore amounts to 149% (31 December 2018: 152%) of the baseline value.

Stage allocation and SICR

The determination of what constitutes a significant increase in credit risk (SICR) is based on management judgment as explained in Note 1a. Changing the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any scenario.

The relevance of the SICR trigger on overall ECL is demonstrated in the table below with the indication that the ECL for stage 1 and stage 2 positions would have been USD 713 million if all non-impaired positions across the portfolio had been measured for lifetime ECLs irrespective of their actual SICR status.

Maturity profile

The maturity profile of the assets is an important driver for changes in ECL due to transfers to stage 2. The current maturity profile of most lending books is relatively short; hence a movement to stage 2 may have a limited effect on ECLs. A significant portion of our lending to SMEs is documented under frame credit agreements, which allow for various forms of utilization but are unconditionally cancelable by UBS AG at any time. The relevant maturity for drawings under such agreements with a fixed maturity is the respective term, or a maximum of 12 months in stage 1. For unused credit lines and all drawings that have no fixed maturity (e.g., current accounts), UBS AG generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any other limit. The ECLs for these products is sensitive to shortening or extending the maturity assumption.

Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to a lifetime ECL calculation as at 31 December 2019

	Actual ECL allowances and provisions (as per Note 10)		Pro forma ECL allowances and provisions, assuming application of 100% weighting								Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Upside		Mild downside		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	73	248	32	100	27	84	107	336	179	562	191	646
Real estate financing	55	169	35	100	28	81	61	175	128	368	82	251
Large corporate clients	48	151	32	100	28	87	39	120	106	329	95	296
SME clients	51	112	45	100	42	93	55	121	67	147	93	205
Other segments	113	127	90	100	78	87	126	140	166	185	252	283
Total	341	149	234	100	203	87	387	166	646	276	713	312